Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Summary of summary of stock option activity
A summary of stock option activity for the thirty-nine weeks ended October 1, 2023 under the Plans is as follows:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2022	4,970,419	$4.86	6.99	$34,180
Options granted	2,164,946	5.18
Options exercised	(67,292)	0.83
Options canceled	(142,218)	9.46

Outstanding—October 1, 2023	6,925,855	$4.91	7.80	$2,727

Vested and expected to vest—October 1, 2023	6,925,855	$4.91	7.80	$2,727

Vested and exercisable—October 1, 2023	3,037,856	$5.16	6.40	$2,245

A summary of stock option activity for the years ended December 31, 2022 and December 31, 2021 under the Plans is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 1, 2021	1,968,580	$0.58	7.87	$1,044
Options granted	212,434	0.89
Options exercised	(7,245)	0.83
Options canceled	(38,315)	0.62

Outstanding—December 31, 2021	2,135,454	$0.62	6.99	$2,263
Options granted	3,088,350	7.45
Options exercised	(162,034)	0.48
Options canceled	(91,376)	0.83

Outstanding—December 31, 2022	4,970,395	$4.87	6.99	$34,180

Vested and expected to vest—December 31, 2022	4,970,395	$4.87	6.99	$34,180

Vested and exercisable—December 31, 2022	2,794,862	$4.35	6.29	$22,204

Schedule of summary of RSU activity
A summary of RSU activity for the thirty-nine weeks ended October 1, 2023 under the Plans is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	—
Granted	728,600	$5.00
Vested and released	(155,473)	$4.84
Cancelled or forfeited	(485,468)	$5.07

Unvested at October 1, 2023	87,659	$5.07

Schedule Of Calculate The Fair Value Of Stock-based Compensation
The following assumptions were used to calculate the fair value of stock-based compensation:

	Years Ended December 31,
	2022	2021
Expected term	1.0 – 7.5 years	5.0 – 6.1 years
Expected volatility	60.0% – 78.5%	52.6% – 56.7%
Risk-free interest rate	3.4% – 4.8%	0.8% – 1.3%
Expected dividends	0.0%	0.0%

Schedule of stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive loss
The following table summarizes stock-based compensation expense and its allocation within the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Cost of revenues	$20	$1	$51	$6
Sales and marketing	143	37	337	91
General and administrative	1,416	47	1,933	120
Loss from discontinued operations, net of tax	535	—	1,835	—

Total stock-based compensation expense	$2,114	$85	$4,156	$217

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Years Ended December 31,
	2022	2021	2020
Cost of revenues	$22	$19	$8
Sales and marketing	168	68	37
General and administrative	243	113	64
Loss from discontinued operations, net of tax	470	—	—

Total stock-based compensation expense	$903	$200	$109